REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS	REVENUE FROM CONTRACTS WITH CUSTOMERS
During fiscal years 2023, 2022 and 2021, we recognized revenue for sales of modules and components from contracts with customers of $1,123.1 million, $1,060.1 million and $783.3 million, respectively. We recognize revenue for sales of modules and components at the point that control transfers to the customer, which typically occurs upon shipment or delivery to the customer, depending on the terms of the contract. Payment terms are typically between 30 and 45 days.
Contract Assets and Liabilities
As of December 31, 2023 and January 1, 2023, contract assets is $0.6 million for both periods, and has been presented within “Prepaid expenses and other current assets”. Contract assets consist of unbilled receivables which represent revenue that has been recognized based on the satisfaction of performance obligations in advance of billing the customer based on the contractual billing terms. During fiscal year 2023, the movement was insignificant whereas for fiscal year 2022, the decrease in contract assets of $1.0 million, was primarily due to billings of previously unbilled receivables.
Contract liabilities consist of deferred revenue and customer advances, which represent consideration received from a customer based on the contractual payment terms prior to transferring control of goods or services to the customer under the terms of a sales contract. The Company has pledged certain equipment assets and inventory to serve as collateral for certain advances from customers. As of December 31, 2023 and January 1, 2023, the carrying amount of such assets pledged is $34.4 million and $93.1 million, respectively. During fiscal years 2023, the decrease in contract liabilities of $53.2 million was primarily due to utilization of contract liabilities previously recorded due to the completion of performance obligations, partially offset by additional customer advances. During fiscal year 2022, increase in contract liabilities of $197.9 million was primarily due to additional customer advances, partially offset by utilization of contract liabilities previously recorded due to the completion of performance obligations. During fiscal years 2023 and 2022, we recognized revenue of $123.3 million and $14.9 million that was included in contract liabilities as of January 1, 2023 and January 2, 2022, respectively. Except for a contract with TotalEnergies which has been completed during fiscal year 2023 (refer to Note 3. Transactions with SunPower and TotalEnergies), there is no significant financing component for the contract assets and contract liabilities.